Form N-1A Cover	Jun. 30, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	SEGALL BRYANT & HAMILL TRUST
Entity Central Index Key	0000357204
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Prospectus Date	Apr. 30, 2026